Consolidated Statements of Operations and Other Comprehensive Income (Loss)	12 Months Ended
	Aug. 31, 2018 CAD ($) $ / shares shares		Aug. 31, 2017 CAD ($) $ / shares shares		Aug. 31, 2016 CAD ($) $ / shares shares
Revenue
Advertising revenue			$ 20,788
Expenses
Hosting, advertising and technology services	2,864		71,423		45,272
General and administrative	304,880		508,241		418,206
Loss on foreign exchange	4,068		1,433		21,890
Stock based compensation (Note 11 e)	204,511	[1]	1,614,605	[1]	615,924	[1]
Stock based compensation-non employees (Note 11 e)			235,393
Research, content development and technology support			313,106		160,519
Anti-dilution fees (Note 11 b (iii) and Note 11 b (iv))			186,832
Gain on derecognition of financial liabilities (Note 15)			(893,990)
Impairment loss on secured note receivable (Note 7)			81,483
Gain on disposal of subsidiary (Note 15)					(68,489)
Gain on expiry of derivative liabilities (Note 10)					(281,210)
Interest					12,812
Loss on settlement of debt (Note 9)					12,489,249
Impairment loss on marketable securities (Note 6)					120,125
Net (loss) from continuing operations	(516,323)		(2,097,738)		(13,534,298)
Net income from discontinued operations net of tax (Note 15)					2,711
Net loss	(516,323)		(2,097,738)		(13,531,587)
Other comprehensive income (loss) to be re-classified to operations
Impairment loss on marketable securities (Note 6)					110,525
Total other comprehensive income (loss)					110,525
Net loss from operations and other comprehensive income	$ (516,323)		$ (2,097,738)		$ (13,421,062)
Earnings (loss) per share, basic
Continuing operations | $ / shares	$ (0.098)		$ (0.788)		$ (6.516)
Discontinued operations | $ / shares	0.000		0.000		0.001
Total loss per share, basic | $ / shares	(0.0098)		(0.788)		(6.515)
Earnings (loss) per share, diluted
Continuing operations | $ / shares	(0.098)		(0.788)		(6.516)
Discontinued operations | $ / shares	0.000		0.000		0.001
Total loss per share, diluted | $ / shares	$ (0.0098)		$ (0.788)		$ (6.515)
Weighted average shares outstanding, basic | shares	5,283,164		2,663,614		2,077,096
Weighted average shares outstanding, diluted | shares	5,283,164		2,663,614		2,077,096

[1]	On April 1, 2016, the Company granted options to purchase 30,000 common shares to a director. On September 9, 2016 and November 1, 2016, the Company granted options to purchase 130,000 and 50,000 common shares to officers and directors (Note 11 e).